UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21080

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE OPPORTUNITIES
                                         & INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary
                                         2020 Calamos Court
                                         Naperville, IL 60563

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Calamos Convertible Opportunities & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED MICRO DEVICES, INC.                                                                Agenda Number:  932463273
--------------------------------------------------------------------------------------------------------------------------
        Security:  007903107
    Meeting Type:  Annual
    Meeting Date:  05-May-2006
          Ticker:  AMD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HECTOR DE. J. RUIZ                                        Mgmt          For                            For
       W. MICHAEL BARNES                                         Mgmt          For                            For
       BRUCE L. CLAFLIN                                          Mgmt          For                            For
       H. PAULETT EBERHART                                       Mgmt          For                            For
       ROBERT B. PALMER                                          Mgmt          For                            For
       LEONARD M. SILVERMAN                                      Mgmt          For                            For
       MORTON L. TOPFER                                          Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     APPROVAL OF THE AMENDMENTS TO THE 2004 EQUITY             Mgmt          For                            For
       INCENTIVE PLAN. (EQUITY PLAN)

04     APPROVAL OF THE AMENDMENT TO THE 2000 EMPLOYEE            Mgmt          For                            For
       STOCK PURCHASE PLAN. (ESPP)

05     APPROVAL OF THE 2006 EXECUTIVE INCENTIVE PLAN.            Mgmt          For                            For
       (EIP)




--------------------------------------------------------------------------------------------------------------------------
 BAXTER INTERNATIONAL INC.                                                                   Agenda Number:  932455620
--------------------------------------------------------------------------------------------------------------------------
        Security:  071813109
    Meeting Type:  Annual
    Meeting Date:  09-May-2006
          Ticker:  BAX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALTER E. BOOMER                                          Mgmt          For                            For
       J.R. GAVIN III, MD PHD                                    Mgmt          For                            For
       PETER S. HELLMAN                                          Mgmt          For                            For
       K.J. STORM                                                Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     PROPOSAL TO AMEND ARTICLE SIXTH OF THE RESTATED           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION ELIMINATING THE
       CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS

04     PROPOSAL TO AMEND ARTICLE FIFTH OF THE RESTATED           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION REDUCING THE MINIMUM
       AND MAXIMUM NUMBER OF DIRECTORS

05     PROPOSAL RELATING TO THE REDEMPTION OF THE SHAREHOLDER    Shr           For                            Against
       RIGHTS PLAN



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/28/2006